Financial - risk management objectives and policies - Credit risk exposure (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Trade receivables	$ 203,768	$ 168,346
Other receivables	675,848	753,562
Total trade and other receivables	$ 879,616	$ 921,908
Expected credit loss rate	0.00%	0.00%
Expected credit loss	$ (26,417)	$ (26,382)
Current
Disclosure of credit risk exposure [line items]
Trade receivables	181,492	146,070
Other receivables	671,707	749,456
Total trade and other receivables	$ 853,199	$ 895,526
Expected credit loss rate	0.00%	0.00%
Expected credit loss	$ 0	$ 0
Not later than one month
Disclosure of credit risk exposure [line items]
Trade receivables	0	0
Other receivables	0	0
Total trade and other receivables	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Expected credit loss	$ 0	$ 0
Later than one month and not later than three months
Disclosure of credit risk exposure [line items]
Trade receivables	0	0
Other receivables	0	0
Total trade and other receivables	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Expected credit loss	$ 0	$ 0
Later than three months
Disclosure of credit risk exposure [line items]
Trade receivables	22,276	22,276
Other receivables	4,141	4,106
Total trade and other receivables	$ 26,417	$ 26,382
Expected credit loss rate	100.00%	100.00%
Expected credit loss	$ (26,417)	$ (26,382)